Fair Value Measurements	8 Months Ended
Dec. 31, 2020
Panacea Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FAIR VALUE MEASUREMENTS
NOTE 1
1
. FAIR VALUE MEASUREMENTS
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
At December 31, 2020, assets held in the Trust Account were comprised of $143,757,011 in money market funds which are invested primarily in U.S. Treasury Securities. Through December 31, 2020, the Company did not withdraw any of interest earned on the Trust Account to pay for its franchise and income tax obligations.
At December 31, 2020, there were 4,791,667 Public Warrants and 162,500 Private Placement Warrants outstanding.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	December 31, 2020	Level 1		Level 2		Level 3
Assets
Investments held in Trust Account – U.S. Treasury Securities Money
Market Fund	$143,757,011		$143,757,011		$—	$—

Liabilities
Warrant Liability – Public Warrants	$15,333,334		$—		$—	$15,333,334
Warrant Liability – Private Placements Warrants	609,375		—		—	609,375

Total warrant liabilities	$15,942,709	$		$		$15,942,709

FPA liability	$6,966,666	$		$		$6,966,666
The Company utilizes a Monte Carlo simulation model to value the Warrants and FPA at each reporting period, with changes in fair value recognized in the consolidated
statement of operations. The estimated fair value of the warrant liability is determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price
volatility, expected life,
risk-free
interest rate and dividend yield. The annualized volatility of the equity was based on a calibration to the publicly traded warrant price as of the valuation date. The risk-free interest rate was estimated using linear interpolation assuming a term consistent with the time until the warrants expire, and yield information was based on U.S. Treasury Constant Maturities. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The aforementioned warrant liabilities are not subject to qualified hedge accounting.
There were no transfers between Levels 1, 2 or 3 during the year ended December 31, 2020.

The following table provides quantitative information regarding Level 3 fair value measurements:

	At July 6, 2020 (Initial Measurement)	As of December 31, 2020
Stock price	$8.50	$11.60
Strike price	$11.50	$11.50
Term (in years)	5.0	5.0
Volatility	40.0%	40.0%
Risk-free rate	0.46%	0.38%
Dividend yield	0.0%	0.0%
Fair value of warrants	$1.60	$3.22
Fair value of FPA liability	$1.25	$2.09

The following table presents the fair value of the Warrant liabilities and FPA liability at July 6, 2020 and December 31, 2020:
At July 6, 2020

	Securities	Value	Fair value
Private placement	162,500	$305,500	$1.88
Public	4,791,667	7,618,751	$1.59
Total warrants	4,954,167	7,924,251	$1.60
FPA liability	3,333,333	$4,174,999	$1.25
At December 31, 2020

	Securities	Value	Fair value
Private placement	162,500	$609,375	$3.75
Public	4,791,667	15,333,334	$3.20
Total warrants	4,954,167	15,942,709	$3.22
FPA liability	3,333,333	$6,966,666	$2.09
The following table presents a summary of the changes in the fair value of the warrant liability, measured on a recurring basis.

	Public	Private Placement
Fair value as of April 24, 2020 (inception)	$—	$—
Fair value as of July 6, 2020 (i s suance)	7,618,750	305,500
Change in fair value (1)	7,714,584	303,875

Fair value as of December 31, 2020	$15,333,334	$609,375

The following table presents a summary of the changes in the fair value of the FPA liability, measured on a recurring basis.

FPA Liability
Fair value as of April 24, 2020 (inception)	$—
Change in fair value (1)	6,966,666

Fair value as of December 31, 2020	$6,966,666

(1)	Represents the non-cash change in valuation and is included in change in fair value of warrants liability and FPA liability on the consolidated statement of operations.